INCOME TAXES (RECONCILIATION OF UNRECOGNIZED TAX BENEFITS) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 226.7	$ 310.5
Increase based on tax positions taken in prior years	10.9	35.6
Decrease based on tax positions taken in prior years	0	(27.0)
Increase based on tax positions taken in the current year	0	47.6
Decrease in unrecognized tax benefits related to settlements with taxing authorities	(8.9)	(140.0)
Balance at end of year	$ 228.7	$ 226.7